Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 9 – Derivative Liabilities

As a result of the convertible notes we recognized the embedded derivative liability on the date of note issuance. We also revalued the remaining derivative liability on the outstanding note balance on the date of the balance sheet. We value the derivative liability using a binomial lattice model with an expected volatility range of 120% to 130% and a risk-free interest rate range of .05% to 0.1% The remaining derivative liabilities were:

	June 30, 2021	December 31, 2020
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$263,433	$2,008,802

Note 9 – Derivative Liabilities

As a result of the convertible notes we recognized the embedded derivative liability on the date of note issuance. We also revalued the remaining derivative liability on the outstanding note balance on the date of the balance sheet. We value the derivative liability using a binomial lattice model with an expected volatility range of 85% to 92% and a risk-free interest rate range of 1.60% to 1.64% The remaining derivative liabilities were:

	December 31, 2020	December 31, 2019
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$2,008,802	$320,794